Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets Net
Schedule of intangible assets, net

	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	USD
Customer relationships	1,300,000	1,300,000	180,847
Software	10,241,786	10,241,786	1,424,766
Non-compete agreements	400,000	400,000	55,645
Subtotal	11,941,786	11,941,786	1,661,258
Less: accumulated amortization	(8,087,239)	(8,087,239)	(1,125,040)
Less: intangible assets impairment loss	(3,854,547)	(3,854,547)	(536,218)
Intangible assets, net	-	-	-